Long-Term Debt 6 (Details) (USD $) In Millions, unless otherwise specified			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Capital lease obligations [Member]
Capital Lease Obligations and Other Indebtedness [Abstract]
Capital Lease Obligations	$ 3.1	$ 4.5
Debt Instrument, Interest Rate, Effective Percentage Rate Range, Minimum			0.00%
Debt Instrument, Interest Rate, Effective Percentage Rate Range, Maximum			9.60%
2013	1.5
2014	1.3
2015	0.2
2016	0.1
Annual Maturities [Abstract]
2013	77.0
2014	790.1
2015	544.9
2016	69.3
2017	$ 400.3